Share-Based Compensation- Number of options and others (Details ) - USD ($)			12 Months Ended
	Aug. 11, 2015	Dec. 16, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Aug. 31, 2015
E-House Plan | Share Options:
Number of Options
Outstanding at the beginning of the period (in shares)			9,476,704
Exercised (in shares)			(513,261)	(3,446,585)	(4,596,761)
Forfeited (in shares)			(7,160)
Outstanding at the end of the period (in shares)			8,956,283	9,476,704
Vested and expected to vest at the end of the period (in shares)			8,956,283
Exercisable at the end of the period (in shares)			8,956,283
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)			$ 4.52
Exercised (in dollars per share)			1.86
Forfeited (in dollars per share)			4.74
Outstanding at the end of the period (in dollars per share)			4.67	$ 4.52
Vested and expected to vest at the end of the period (in dollars per share)			4.67
Exercisable at the end of the period (in dollars per share)			$ 4.67
Weighted average remaining contractual term
Outstanding at the end of the period			4 years 9 months 18 days
Vested and expected to vest at the end of the period			4 years 9 months 18 days
Exercisable at the end of the period			4 years 9 months 18 days
Weighted Average Aggregate Intrinsic value of options
Outstanding at the beginning of the period			$ 25,776,635
Exercised			1,745,007	$ 23,679,729	$ 25,248,554
Outstanding at the end of the period			14,509,178	25,776,635
Vested and expected to vest at the end of the period			14,509,178
Exercisable at the end of the period			14,509,178
Additional disclosure
Compensation expense			0	5,950,940	12,817,935
E-House Plan | Restricted Shares:
Additional disclosure
Total fair value of restricted shares vested			9,909,868	6,094,602	5,612,379
Compensation expense			9,680,385	$ 6,174,583	5,668,460
Total unrecognized compensation expense			$ 11,393,099
Weighted-average period over which cost is expected to be recognized			1 year 6 months 18 days
Leju Plan | Share Options:
Number of Options
Outstanding at the beginning of the period (in shares)			6,133,799
Granted (in shares)			2,517,000
Exercised (in shares)			(196,185)	(266,201)
Forfeited (in shares)			(390,896)
Outstanding at the end of the period (in shares)			8,063,718	6,133,799
Vested and expected to vest at the end of the period (in shares)			7,824,106
Exercisable at the end of the period (in shares)			3,635,917
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)			$ 4.60
Granted (in dollars per share)		$ 4.60	6.38
Exercised (in dollars per share)			4.60
Forfeited (in dollars per share)			5.26
Outstanding at the end of the period (in dollars per share)			5.12	$ 4.60
Vested and expected to vest at the end of the period (in dollars per share)			5.51
Exercisable at the end of the period (in dollars per share)			$ 4.60
Weighted average remaining contractual term
Outstanding at the end of the period			8 years 6 months	8 years 11 months 1 day
Granted			10 years
Vested and expected to vest at the end of the period			8 years 11 months 19 days
Exercisable at the end of the period			7 years 11 months 1 day
Weighted Average Aggregate Intrinsic value of options
Outstanding at the beginning of the period			$ 37,784,202
Exercised			949,907	$ 1,668,693
Outstanding at the end of the period			4,806,104	37,784,202
Vested and expected to vest at the end of the period			1,663,274
Exercisable at the end of the period			4,072,227
Additional disclosure
Compensation expense			5,096,192	4,525,552	381,874
Total unrecognized compensation expense			$ 11,525,658
Weighted-average period over which cost is expected to be recognized			2 years 1 month 17 days
Leju Plan | Restricted Shares:
Additional disclosure
Total fair value of restricted shares vested			$ 7,179,455	486,200	0
Compensation expense			5,314,902	4,923,226	$ 34,758
Total unrecognized compensation expense			$ 4,384,344
Weighted-average period over which cost is expected to be recognized			1 year 2 months 9 days
Omnigold Plan | Share Options:
Number of Options
Granted (in shares)			2,400,000
Forfeited (in shares)			(130,000)
Outstanding at the end of the period (in shares)			2,270,000
Vested and expected to vest at the end of the period (in shares)			1,966,771
Weighted Average Exercise Price
Granted (in dollars per share)	$ 1.50		$ 1.50
Forfeited (in dollars per share)			1.50
Outstanding at the end of the period (in dollars per share)			1.50
Vested and expected to vest at the end of the period (in dollars per share)			$ 1.50
Weighted average remaining contractual term
Outstanding at the end of the period			9 years 7 months 10 days
Granted			10 years
Vested and expected to vest at the end of the period			9 years 7 months 10 days
Additional disclosure
Weighted-average grant-date fair value of options granted (in dollars per share)						$ 0.30
Compensation expense			$ 80,577
Total unrecognized compensation expense			$ 545,884
Weighted-average period over which cost is expected to be recognized			2 years 7 months 10 days
Scepter Plan
Additional disclosure
Total unrecognized compensation expense				0
Scepter Plan | Share Options:
Additional disclosure
Compensation expense			$ 84,452	$ 66,820